Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 15,117	$ 30,234
Thereafter	0	0
Total future lease payments	$ 15,117	$ 30,234